Commitments and Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 20, 2023	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Underwriting discount per public unit (in Dollars per share)		$ 0.2	$ 0.2
Cash underwriting discount		$ 1,650,000	$ 1,650,000
Deferred fee per unit (in Dollars per share)		$ 0.35	$ 0.35
Aggregate value		$ 2,887,500	$ 2,887,500
Underwriters receive percentage	30.00%
Aggregate deferred underwriting commission	$ 866,250
Underwriting compensation	2,887,500
Deferred underwriting compensation	$ 2,021,250
Holdco [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Initial business combination shares (in Shares)	86,625